Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 85,209,251.20
Previously Paid Amount	0.00
Total Fee Amount	11,767.40
Total Offset Amount	0.00
Net Fee	$ 11,767.40
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A